Contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Commitments And Contingent Liabilities [Abstract]
Summary of capital commitments

	2020 US$m	2019 US$m
Capital commitments excluding the Group's share of joint venture capital commitments
Within 1 year	3,021	3,069
Between 1 and 3 years	97	851
Between 3 and 5 years	—	133
After 5 years	34	—
Total	3,152	4,053

Group's share of joint venture capital commitments
Within 1 year	9	92
Between 1 and 3 years	—	1
Total	9	93

Summary of aggregate amount of future payment commitments under purchase obligations outstanding
The aggregate amount of future payment commitments under purchase obligations outstanding at 31 December was:

	2020 US$m	2019 US$m
Within 1 year	3,100	2,920
Between 1 and 2 years	1,715	1,705
Between 2 and 3 years	1,291	1,431
Between 3 and 4 years	1,242	1,084
Between 4 and 5 years	848	1,082
After 5 years	8,437	8,697
Total	16,633	16,919

Summary of indemnities and other performance guarantees

	2020 US$m	2019 US$m
Indemnities and other performance guarantees(a)(b)	146	204
(a)Indemnities and other performance guarantees represent the potential outflow of funds from the Group for the satisfaction of obligations including those under contractual arrangements (for example undertakings related to supplier agreements) not provided for in the balance sheet, where the likelihood of the guarantees or indemnities being called is assessed as possible rather than probable or remote.
(b)There were no material contingent liabilities arising in relation to the Group’s joint ventures and associates.